Acquisitions and Other Transactions - G Mining Ventures Corp. Term Loan and Equity Investment, Term Loan with EMX Royalty Corporation and Solgold (Details)
$ / shares in Units, $ in Millions, $ in Millions
										12 Months Ended
	Dec. 04, 2024 USD ($) shares	Dec. 04, 2024 CAD ($) $ / shares shares	Aug. 09, 2024 USD ($)	Jul. 15, 2024 $ / shares	Jul. 12, 2024 USD ($)	Jul. 12, 2024 $ / shares	May 13, 2024 USD ($)	Apr. 19, 2024 USD ($)	Jan. 29, 2024 USD ($) tranche	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Amount advances										$ 118.2	$ 18.7
EMX Royalty Corporation
Disclosure of detailed information about business combination [line items]
Commitment fee (as a percent)			1.00%
Loans receivable | EMX Royalty Corporation
Disclosure of detailed information about business combination [line items]
Notional amount			$ 35.0
SolGold Term Loan
Disclosure of detailed information about business combination [line items]
Notional amount							$ 10.0
Interest rate							12.00%
G Mining Ventures Corp, Tocantinzinho Project, Brazil
Disclosure of detailed information about business combination [line items]
Notional amount								$ 33.0	$ 42.0
Number of tranches | tranche									2
Term of the loan								6 years
Percentage of final repayment upon maturity								25.00%
Percentage of fee on undrawn amounts								1.00%
Percentage of original issue discount								2.00%
Total cost of shares acquired	$ 15.5	$ 21.9			$ 25.0
Number of shares acquired | shares	2,875,000	2,875,000
Price per share | $ / shares		$ 7.6		$ 9.116		$ 2.279
G Mining Ventures Corp, Tocantinzinho Project, Brazil | SOFR
Disclosure of detailed information about business combination [line items]
Spread on variable rate (as a percent)								5.75%
Interest rate after completion of test								4.75%